Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Prospectus Date	rr_ProspectusDate	Feb. 01, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSDWS Emerging Markets Equity FundDWS Emerging Markets Fixed Income FundDWS ESG Global Bond FundDWS Latin America Equity FundThe following information replaces the existing similar disclosure relating to each fund in the “FEES AND EXPENSES OF THE FUND” section of the summary section of each fund’s prospectus and under the “Management Fee” sub-heading in the “WHO MANAGES AND OVERSEES THE FUNDS” section of each fund’s prospectus:For DWS Emerging Markets Equity Fund, the Advisor has contractually agreed through September 30, 2022 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at 1.15%, 1.15%, 1.90%, 0.90%, 0.90% and 0.98% for Class A, Class T, Class C, Class R6, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund’s Board.For DWS Emerging Markets Fixed Income Fund, the Advisor has contractually agreed through September 30, 2022 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at 1.13%, 1.13%, 1.88%, 0.88% and 0.88% for Class A, Class T, Class C, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund’s Board.For DWS ESG Global Bond Fund, the Advisor has contractually agreed through September 30, 2022 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds fees and expenses) at 0.95%, 0.95%, 1.70%, 0.70% and 0.70% for Class A, Class T, Class C, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund’s Board.For DWS Latin America Equity Fund, the Advisor has contractually agreed through September 30, 2022 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at 1.51%, 1.51%, 2.26%, 1.26% and 1.26% for Class A, Class T, Class C, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund’s Board.Please Retain This Supplement for Future Reference
DEUTSCHE DWS INTERNATIONAL FUND, INC. | DWS Latin America Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSDWS Emerging Markets Equity FundDWS Emerging Markets Fixed Income FundDWS ESG Global Bond FundDWS Latin America Equity FundThe following information replaces the existing similar disclosure relating to each fund in the “FEES AND EXPENSES OF THE FUND” section of the summary section of each fund’s prospectus and under the “Management Fee” sub-heading in the “WHO MANAGES AND OVERSEES THE FUNDS” section of each fund’s prospectus:For DWS Emerging Markets Equity Fund, the Advisor has contractually agreed through September 30, 2022 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at 1.15%, 1.15%, 1.90%, 0.90%, 0.90% and 0.98% for Class A, Class T, Class C, Class R6, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund’s Board.For DWS Emerging Markets Fixed Income Fund, the Advisor has contractually agreed through September 30, 2022 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at 1.13%, 1.13%, 1.88%, 0.88% and 0.88% for Class A, Class T, Class C, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund’s Board.For DWS ESG Global Bond Fund, the Advisor has contractually agreed through September 30, 2022 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds fees and expenses) at 0.95%, 0.95%, 1.70%, 0.70% and 0.70% for Class A, Class T, Class C, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund’s Board.For DWS Latin America Equity Fund, the Advisor has contractually agreed through September 30, 2022 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at 1.51%, 1.51%, 2.26%, 1.26% and 1.26% for Class A, Class T, Class C, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund’s Board.Please Retain This Supplement for Future Reference
DEUTSCHE DWS INTERNATIONAL FUND, INC. | DWS Emerging Markets Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSDWS Emerging Markets Equity FundDWS Emerging Markets Fixed Income FundDWS ESG Global Bond FundDWS Latin America Equity FundThe following information replaces the existing similar disclosure relating to each fund in the “FEES AND EXPENSES OF THE FUND” section of the summary section of each fund’s prospectus and under the “Management Fee” sub-heading in the “WHO MANAGES AND OVERSEES THE FUNDS” section of each fund’s prospectus:For DWS Emerging Markets Equity Fund, the Advisor has contractually agreed through September 30, 2022 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at 1.15%, 1.15%, 1.90%, 0.90%, 0.90% and 0.98% for Class A, Class T, Class C, Class R6, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund’s Board.For DWS Emerging Markets Fixed Income Fund, the Advisor has contractually agreed through September 30, 2022 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at 1.13%, 1.13%, 1.88%, 0.88% and 0.88% for Class A, Class T, Class C, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund’s Board.For DWS ESG Global Bond Fund, the Advisor has contractually agreed through September 30, 2022 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds fees and expenses) at 0.95%, 0.95%, 1.70%, 0.70% and 0.70% for Class A, Class T, Class C, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund’s Board.For DWS Latin America Equity Fund, the Advisor has contractually agreed through September 30, 2022 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at 1.51%, 1.51%, 2.26%, 1.26% and 1.26% for Class A, Class T, Class C, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund’s Board.Please Retain This Supplement for Future Reference
DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC. | DWS Emerging Markets Fixed Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSDWS Emerging Markets Equity FundDWS Emerging Markets Fixed Income FundDWS ESG Global Bond FundDWS Latin America Equity FundThe following information replaces the existing similar disclosure relating to each fund in the “FEES AND EXPENSES OF THE FUND” section of the summary section of each fund’s prospectus and under the “Management Fee” sub-heading in the “WHO MANAGES AND OVERSEES THE FUNDS” section of each fund’s prospectus:For DWS Emerging Markets Equity Fund, the Advisor has contractually agreed through September 30, 2022 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at 1.15%, 1.15%, 1.90%, 0.90%, 0.90% and 0.98% for Class A, Class T, Class C, Class R6, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund’s Board.For DWS Emerging Markets Fixed Income Fund, the Advisor has contractually agreed through September 30, 2022 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at 1.13%, 1.13%, 1.88%, 0.88% and 0.88% for Class A, Class T, Class C, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund’s Board.For DWS ESG Global Bond Fund, the Advisor has contractually agreed through September 30, 2022 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds fees and expenses) at 0.95%, 0.95%, 1.70%, 0.70% and 0.70% for Class A, Class T, Class C, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund’s Board.For DWS Latin America Equity Fund, the Advisor has contractually agreed through September 30, 2022 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at 1.51%, 1.51%, 2.26%, 1.26% and 1.26% for Class A, Class T, Class C, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund’s Board.Please Retain This Supplement for Future Reference
DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC. | DWS ESG Global Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSDWS Emerging Markets Equity FundDWS Emerging Markets Fixed Income FundDWS ESG Global Bond FundDWS Latin America Equity FundThe following information replaces the existing similar disclosure relating to each fund in the “FEES AND EXPENSES OF THE FUND” section of the summary section of each fund’s prospectus and under the “Management Fee” sub-heading in the “WHO MANAGES AND OVERSEES THE FUNDS” section of each fund’s prospectus:For DWS Emerging Markets Equity Fund, the Advisor has contractually agreed through September 30, 2022 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at 1.15%, 1.15%, 1.90%, 0.90%, 0.90% and 0.98% for Class A, Class T, Class C, Class R6, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund’s Board.For DWS Emerging Markets Fixed Income Fund, the Advisor has contractually agreed through September 30, 2022 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at 1.13%, 1.13%, 1.88%, 0.88% and 0.88% for Class A, Class T, Class C, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund’s Board.For DWS ESG Global Bond Fund, the Advisor has contractually agreed through September 30, 2022 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds fees and expenses) at 0.95%, 0.95%, 1.70%, 0.70% and 0.70% for Class A, Class T, Class C, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund’s Board.For DWS Latin America Equity Fund, the Advisor has contractually agreed through September 30, 2022 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at 1.51%, 1.51%, 2.26%, 1.26% and 1.26% for Class A, Class T, Class C, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund’s Board.Please Retain This Supplement for Future Reference